DEBT (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of debt

	September 30,	December 31,
	2021	2020
Various promissory notes payable to due to shareholder, all carry simple interest of 7% per annum, due at various times between August 2022 and March 2023	$250,000	$–

Notes payable to a financial institution, interest rates of 4.7% per annum, with the equipment purchased pledged as collateral and varying due dates through November 2024	91,533	–

$625,000 of 7% unsecured note payable due February 2022, net of unamortized discount of $-0- and $38,048, respectively	625,000	586,952
	$975,833	$586,952

Schedule of long term debt maturities

12 Month Period Ending September 30,
2022	$759,275
2023	179,534
2024	27,724
Total future payments	966,533
Less: discount	–
Total debt	$966,533